Goodwill	12 Months Ended
Dec. 31, 2017
Goodwill [Abstract]
Goodwill
10. Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2016 and 2017 were as follows:

	As of December 31,
	2016	2017
	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of year	136,569	147,639	22,692
Increase in goodwill related to acquisitions during the year	10,565	—	—
Remeasurement of prior year acquisitions	505	—	—
Accumulated impairment loss	—	—	—
Balance at the end of year	147,639	147,639	22,692